Income taxes (Tables)	12 Months Ended
Oct. 31, 2020
Major components of tax expense (income) [abstract]
Summary of Tabular Form Of Effective Income Tax Reconciliation
The recovery of income taxes differs from the amount obtained by applying the statutory Canadian Federal provincial income tax rates to the loss for the year as follows:

	2020	2019	2018
	$	$	$
Net loss and comprehensive loss for the period before tax	(9,275,962)	(4,100,782)	(908,869)
Statutory tax rates	26.5%	26.5%	26.5%

	(2,458,130)	(1,086,707)	(240,850)
Change in unrecognized deferred tax amounts	2,365,715	993,703	233,735
Non-deductible item and others	92,415	93,004	7,115

Income tax expense	—	—	—

Summary of temporary difference, unused tax losses and unused tax credits	Accordingly, the Company has not recognized the following deferred income tax assets in the consolidated financial statements:

	2020	2019	2018
	$	$	$
Tax losses and credits carryforwards	3,799,216	1,163,353	349,238
Reserves and provisions	84,464	24,164	—
Plant and equipment, due to differences in amortization	(205,158)	(184,536)	—
Right of use assets, net of lease liabilities	(65,395)	—	—

	3,613,127	1,002,981	349,238
Deferred tax assets not recognized	(3,613,127)	(1,002,981)	(349,238)

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